Cover Page	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
City Area Code	353
Local Phone Number	234-3136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	Seagate Technology Holdings plc
Entity Central Index Key	0001137789
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Seagate Technology Holdings plc